The Gabelli Global Small and Mid Cap Value Trust

Schedule of Investments — March 31, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 89.8%
	Aerospace — 1.8%
12,500	Aerojet Rocketdyne Holdings Inc.†	$522,875
6,000	Allied Motion Technologies Inc.	142,200
9,000	Avio SpA	113,753
16,000	Kaman Corp.	615,520
1,000	L3Harris Technologies Inc.	180,120
100,000	Rolls-Royce Holdings plc	423,058
1,000	United Technologies Corp.	94,330

		2,091,856

	Automotive — 1.6%
4,100	Ferrari NV	625,537
72,000	Navistar International Corp.†	1,187,280

		1,812,817

	Automotive: Parts and Accessories — 1.3%
92,000	Dana Inc.	718,520
51,000	Freni Brembo SpA	382,205
4,500	Linamar Corp.	93,146
20,000	Modine Manufacturing Co.†	65,000
50,000	Uni-Select Inc.	181,553

		1,440,424

	Aviation: Parts and Services — 0.7%
16,000	AAR Corp.	284,160
4,500	Arconic Inc.	72,270
1,000	Curtiss-Wright Corp.	92,410
4,800	Ducommun Inc.†	119,280
102,400	Signature Aviation plc	209,865

		777,985

	Broadcasting — 1.6%
33,766	Beasley Broadcast Group Inc., Cl. A	62,467
100,000	Corus Entertainment Inc., Cl. B	178,356
9,000	Discovery Inc., Cl. A†	174,960
97,000	Grupo Televisa SAB, ADR	562,600
295,000	ITV plc	241,910
500	Liberty Broadband Corp., Cl. A†	53,500
1,603	Liberty Broadband Corp., Cl. C†	177,484
2,000	Liberty Media Corp.- Liberty SiriusXM, Cl. A†	63,380
10,000	Sinclair Broadcast Group Inc., Cl. A	160,800
25,000	Sirius XM Holdings Inc.	123,500
6,000	TEGNA Inc.	65,160

		1,864,117

	Building and Construction — 1.1%
10,000	Arcosa Inc.	397,400
1,000	Bouygues SA	29,470
28,000	GCP Applied Technologies Inc.†	498,400
10,000	IES Holdings Inc.†	176,500

Shares		Market Value
6,000	Johnson Controls International plc	$161,760

		1,263,530

	Business Services — 3.8%
5,000	Clarivate Analytics plc†	103,750
90,000	Diebold Nixdorf Inc.†	316,800
15,000	Fly Leasing Ltd., ADR†	105,600
60,500	Herc Holdings Inc.†	1,237,830
55,000	JCDecaux SA	1,000,882
13,000	Loomis AB, Cl. B	265,452
28,000	Macquarie Infrastructure Corp.	707,000
20,000	Ocean Outdoor Ltd.†	111,000
4,000	Ströeer SE & Co. KGaA	209,286
2,500	The Brink’s Co.	130,125
12,000	The Interpublic Group of Companies Inc.	194,280

		4,382,005

	Cable and Satellite — 1.6%
150	Cable One Inc.	246,601
5,000	Cogeco Communications Inc.	339,196
15,520	Liberty Global plc, Cl. A†	256,235
49,712	Liberty Global plc, Cl. C†	780,976
2,000	Liberty Latin America Ltd., Cl. A†	21,040
11,000	Liberty Latin America Ltd., Cl. C†	112,860
20,000	WideOpenWest Inc.†	95,200

		1,852,108

	Computer Software and Services — 0.8%
5,000	AVEVA Group plc	216,994
6,000	Blucora Inc.†	72,300
30,000	Computer Task Group Inc.†	114,900
1,000	Perspecta Inc.	18,240
4,000	Rocket Internet SE†	81,262
2,000	Twitter Inc.†	49,120
2,900	Zooplus AG†	356,303

		909,119

	Consumer Products — 6.2%
1,000	Church & Dwight Co. Inc.	64,180
200	dormakaba Holding AG	89,392
19,000	Edgewell Personal Care Co.†	457,520
14,500	Energizer Holdings Inc.	438,625
4,700	Essity AB, Cl. B	145,382
21,300	Hunter Douglas NV	963,163
300	L’Oreal SA	79,045
13,000	Marine Products Corp.	105,040
13,000	Mattel Inc.†	114,530
3,000	Nilfisk Holding A/S†	38,114
600	Nintendo Co. Ltd., ADR	28,968
2,500	Salvatore Ferragamo SpA	33,363
43,000	Scandinavian Tobacco Group A/S	434,821
6,000	Shiseido Co. Ltd.	356,122
3,500	Spectrum Brands Holdings Inc.	127,295

1

The Gabelli Global Small and Mid Cap Value Trust

Schedule of Investments (Continued) — March 31, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Consumer Products (Continued)
63,000	Swedish Match AB	$3,617,268

		7,092,828

	Consumer Services — 0.7%
185,000	AA plc	39,064
3,000	Allegion plc	276,060
17,500	Ashtead Group plc	383,761
500	Boyd Group Services Inc.	52,050

		750,935

	Diversified Industrial — 5.9%
39,000	Ampco-Pittsburgh Corp.†	97,500
13,000	Ardagh Group SA	154,180
270,000	Canfor Corp.†	1,400,554
3,000	Colfax Corp.†	59,400
3,600	Crane Co.	177,048
28,300	EnPro Industries Inc.	1,120,114
38,000	Greif Inc., Cl. A	1,181,420
27,000	Griffon Corp.	341,550
3,300	Haynes International Inc.	68,013
3,000	Jardine Matheson Holdings Ltd.	150,000
4,000	Jardine Strategic Holdings Ltd.	88,800
1,400	Moog Inc., Cl. A	70,742
24,200	Myers Industries Inc.	260,150
5,000	Raven Industries Inc.	106,150
5,000	Smiths Group plc	76,141
5,000	Sulzer AG	317,403
40,000	Toray Industries Inc.	174,471
13,000	Tredegar Corp.	203,190
12,000	Trinity Industries Inc.	192,840
16,000	Ultra Electronics Holdings plc	399,061
10,000	Wartsila OYJ Abp	73,784

		6,712,511

	Educational Services — 0.1%
10,000	Universal Technical Institute Inc.†	59,500

	Electronics — 2.3%
7,000	Datalogic SpA	82,453
30,000	Resideo Technologies Inc.†	145,200
40,000	Sony Corp., ADR	2,367,200

		2,594,853

	Energy and Utilities: Alternative Energy — 0.1%
3,000	NextEra Energy Partners LP	129,000

	Energy and Utilities: Electric — 0.6%
31,200	Algonquin Power & Utilities Corp.	420,124
7,500	Fortis Inc.	289,224

		709,348

	Energy and Utilities: Integrated — 1.5%
13,000	Avista Corp.	552,370

Shares		Market Value
3,000	Emera Inc.	$118,312
15,000	Hawaiian Electric Industries Inc.	645,750
100,000	Hera SpA	360,428

		1,676,860

	Energy and Utilities: Natural Gas — 1.4%
21,500	AltaGas Canada Inc.	511,796
26,000	National Fuel Gas Co.	969,540
1,200	Southwest Gas Holdings Inc.	83,472

		1,564,808

	Energy and Utilities: Services — 0.4%
16,000	Dril-Quip Inc.†	488,000
20,000	KLX Energy Services Holdings Inc.†	14,000

		502,000

	Energy and Utilities: Water — 2.6%
60,600	Beijing Enterprises Water Group Ltd.	23,684
1,400	Consolidated Water Co. Ltd.	22,960
17,000	Mueller Water Products Inc., Cl. A	136,170
110,000	Primo Water Corp.	996,600
62,500	Severn Trent plc	1,769,988

		2,949,402

	Entertainment — 6.0%
41,000	Borussia Dortmund GmbH & Co. KGaA	245,991
300,000	Central European Media Enterprises Ltd., Cl. A†	939,000
6,000	Golden Entertainment Inc.†	39,660
500,000	GVC Holdings plc	3,484,083
20,000	Liberty Media Corp.- Liberty Braves, Cl. A†	390,000
21,011	Liberty Media Corp.- Liberty Braves, Cl. C†	400,470
6,000	Manchester United plc, Cl. A	90,300
5,000	Reading International Inc., Cl. A†	19,450
1,900	The Madison Square Garden Co., Cl. A†	401,679
4,000	ViacomCBS Inc., Cl. A	71,320
11,251	ViacomCBS Inc., Cl. B	157,627
13,000	Vivendi SA	279,944
275,000	William Hill plc	232,750
175,000	Wow Unlimited Media Inc.†(a)(b)	27,357

		6,779,631

	Environmental Services — 1.0%
90,000	Renewi plc	26,214
2,000	Stericycle Inc.†	97,160
10,000	Tomra Systems ASA	280,288
9,500	Waste Connections Inc.	736,250

		1,139,912

	Equipment and Supplies — 2.9%
2,000	A.O. Smith Corp.	75,620
25,500	Flowserve Corp.	609,195
13,000	Graco Inc.	633,490

2

The Gabelli Global Small and Mid Cap Value Trust

Schedule of Investments (Continued) — March 31, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Equipment and Supplies (Continued)
19,000	Interpump Group SpA	$460,593
37,000	Mueller Industries Inc.	885,780
7,000	Watts Water Technologies Inc., Cl. A	592,550

		3,257,228

	Financial Services — 3.7%
500	Alleghany Corp.	276,175
2,120	Digital Realty Trust Inc., REIT	294,489
53,000	FinecoBank Banca Fineco SpA	484,581
35,000	Flushing Financial Corp.	467,600
110,000	GAM Holding AG†	208,686
1,000	Groupe Bruxelles Lambert SA	78,990
17,000	H&R Block Inc.	239,360
6,000	I3 Verticals Inc., Cl. A†	114,540
30,000	Kinnevik AB, Cl. A	500,377
51,000	Kinnevik AB, Cl. B	851,156
51,689	Oaktree Specialty Lending Corp.	167,472
64,000	Resona Holdings Inc.	193,562
18,000	Synovus Financial Corp.	316,080

		4,193,068

	Food and Beverage — 18.1%
7,000	Britvic plc	60,993
1,000	Campbell Soup Co.	46,160
280	Chocoladefabriken Lindt & Spruengli AG	2,372,364
42,500	Chr. Hansen Holding A/S	3,194,516
6,000	Coca-Cola Amatil Ltd.	32,625
3,000	Coca-Cola HBC AG	64,726
315,000	Davide Campari-Milano SpA	2,275,560
1,400	Diageo plc, ADR	177,968
2,000	Fevertree Drinks plc	30,108
1,800	Fomento Economico Mexicano SAB de CV, ADR	108,918
1,000	Heineken Holding NV	77,038
1,500	International Flavors & Fragrances Inc.	153,120
39,000	ITO EN Ltd.	2,074,680
600	J & J Snack Foods Corp.	72,600
13,800	Kameda Seika Co. Ltd.	634,652
10,000	Kerry Group plc, Cl. A	1,154,737
43,200	Kikkoman Corp.	1,850,137
1,000	Luckin Coffee Inc., ADR†	27,190
101,000	Maple Leaf Foods Inc.	1,831,536
11,000	Massimo Zanetti Beverage Group SpA	42,462
35,000	Nomad Foods Ltd.†	649,600
6,000	Post Holdings Inc.†	497,820
800,000	Premier Foods plc†	239,973
8,500	Remy Cointreau SA	934,184
1,800	Symrise AG	168,744
400	The J.M. Smucker Co.	44,400
9,000	Treasury Wine Estates Ltd.	55,525
40,000	Tsingtao Brewery Co. Ltd., Cl. H	204,057
215,000	Vitasoy International Holdings Ltd.	651,704

Shares		Market Value
16,000	Yakult Honsha Co. Ltd.	$950,849

		20,678,946

	Health Care — 6.0%
24,000	Bausch Health Cos. Inc.†	372,000
1,600	Bio-Rad Laboratories Inc., Cl. A†	560,896
150	Bio-Rad Laboratories Inc., Cl. B†	52,577
4,500	BioTelemetry Inc.†	173,295
5,027	Cantel Medical Corp.	180,469
6,000	Cardiovascular Systems Inc.†	211,260
2,000	Charles River Laboratories International Inc.†	252,420
10,000	Clovis Oncology Inc.†	63,600
8,004	Cutera Inc.†	104,532
3,500	DaVita Inc.†	266,210
4,000	DENTSPLY SIRONA Inc.	155,320
2,000	Draegerwerk AG & Co. KGaA	149,112
9,000	Endo International plc†	33,300
35,000	Evolent Health Inc., Cl. A†	190,050
3,000	Gerresheimer AG	191,243
1,250	ICU Medical Inc.†	252,213
4,000	Idorsia Ltd.†	104,727
16,111	InfuSystem Holdings Inc.†	136,782
4,000	Integer Holdings Corp.†	251,440
2,500	Ligand Pharmaceuticals Inc.†	181,800
21,250	Option Care Health Inc.†	201,238
4,500	Orthofix Medical Inc.†	126,045
46,000	Patterson Cos. Inc.	703,340
7,000	Perrigo Co. plc	336,630
17,000	Personalis Inc.†	137,190
8,000	PPD Inc.†	142,480
6,500	Ra Pharmaceuticals Inc.†	312,065
5,000	Semler Scientific Inc.†	199,500
6,000	SurModics Inc.†	199,920
2,000	Teladoc Health Inc.†	310,020
10,000	Tenet Healthcare Corp.†	144,000
500	The Cooper Companies Inc.	137,835
400	Zoetis Inc.	47,076

		6,880,585

	Hotels and Gaming — 2.6%
5,000	Eldorado Resorts Inc.†	72,000
24,000	Full House Resorts Inc.†	30,000
63,000	International Game Technology plc	374,850
866,250	Mandarin Oriental International Ltd.	1,108,800
24,000	MGM Resorts International	283,200
10,000	Red Rock Resorts Inc., Cl. A	85,500
8,300	Ryman Hospitality Properties Inc., REIT	297,555
260,000	The Hongkong & Shanghai Hotels Ltd.	207,255
4,000	The Stars Group Inc.†	81,680
7,000	Wynn Resorts Ltd.	421,330

		2,962,170

3

The Gabelli Global Small and Mid Cap Value Trust

Schedule of Investments (Continued) — March 31, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Machinery — 3.4%
19,500	Astec Industries Inc.	$681,915
300	Bucher Industries AG	80,042
170,031	CNH Industrial NV, Borsa Italiana	978,142
260,000	CNH Industrial NV, New York	1,458,600
11,000	Twin Disc Inc.†	76,780
9,000	Xylem Inc.	586,170

		3,861,649

	Manufactured Housing and Recreational Vehicles — 0.3%
2,000	Cavco Industries Inc.†	289,880

	Media — 0.0%
14,000	Megacable Holdings SAB de CV	38,142

	Metals and Mining — 0.3%
3,000	Allegheny Technologies Inc.†	25,500
26,000	Cameco Corp.	198,640
10,000	TimkenSteel Corp.†	32,300
5,000	Wheaton Precious Metals Corp.	137,650

		394,090

	Publishing — 0.5%
1,100	Graham Holdings Co., Cl. B	375,287
3,600	Meredith Corp.	43,992
19,000	The E.W. Scripps Co., Cl. A	143,260

		562,539

	Real Estate — 0.4%
11,001	Griffin Industrial Realty Inc.	359,733
20,000	Trinity Place Holdings Inc.†	36,400

		396,133

	Retail — 2.7%
1,200	Aaron’s Inc.	27,336
7,000	AutoNation Inc.†	196,420
9,000	Avis Budget Group Inc.†	125,100
800	Biglari Holdings Inc., Cl. A†	237,600
2,000	Carvana Co.†	110,180
800	Casey’s General Stores Inc.	105,992
2,900	Fnac Darty†	75,674
124,000	Hertz Global Holdings Inc.†	766,320
6,000	Macy’s Inc.	29,460
13,000	MarineMax Inc.†	135,460
3,000	Movado Group Inc.	35,460
4,000	Penske Automotive Group Inc.	112,000
10,000	PetIQ Inc.†	232,300
15,000	Qurate Retail Inc., Cl. A†	91,575
6,000	Rush Enterprises Inc., Cl. B	183,060
2,000	Sally Beauty Holdings Inc.†	16,160
400,000	Sun Art Retail Group Ltd.	593,338

		3,073,435

Shares		Market Value

	Specialty Chemicals — 1.9%
8,500	Ashland Global Holdings Inc.	$425,595
80,000	Element Solutions Inc.†	668,800
5,750	H.B. Fuller Co.	160,597
19,000	Huntsman Corp.	274,170
18,000	SGL Carbon SE†	49,313
6,000	T. Hasegawa Co. Ltd.	113,667
2,000	Takasago International Corp.	37,517
700	Treatt plc	3,391
34,021	Valvoline Inc.	445,335

		2,178,385

	Telecommunications — 1.1%
45,000	Communications Systems Inc.	200,700
15,000	Gogo Inc.†	31,800
6,000	Hellenic Telecommunications Organization SA, ADR	37,920
10,000	Loral Space & Communications Inc.†	162,500
100,000	Pharol SGPS SA†	7,522
33,000	Telekom Austria AG	231,113
10,000	Trilogy International Partners Inc.	11,369
45,000	Vodafone Group plc, ADR	619,650

		1,302,574

	Transportation — 0.8%
17,500	Fortress Transportation & Infrastructure Investors LLC	143,500
13,000	GATX Corp.	813,280

		956,780

	Wireless Communications — 2.0%
67,460	Millicom International Cellular SA, SDR	1,906,669
14,500	United States Cellular Corp.†	424,705

		2,331,374

	TOTAL COMMON STOCKS	102,412,527

	CLOSED-END FUNDS — 0.1%
25,000	MVC Capital Inc.	109,250

	MANDATORY CONVERTIBLE SECURITIES (c) — 0.3%
	Health Care — 0.3%
7,000	Avantor Inc., 6.250%, Ser. A, 05/15/22	303,520

	PREFERRED STOCKS — 0.2%
	Financial Services — 0.2%
18,200	The Phoenix Companies Inc., 7.450%, 01/15/32	204,750

	RIGHTS — 0.2%
	Health Care — 0.2%
45,000	Achillion Pharmaceuticals Inc., CVR†	22,500
55,000	Bristol-Myers Squibb Co., CVR†	209,000
1,500	Tobira Therapeutics Inc., CVR†(d)	90

	TOTAL RIGHTS	231,590

4

The Gabelli Global Small and Mid Cap Value Trust

Schedule of Investments (Continued) — March 31, 2020 (Unaudited)

Shares		Market Value
	WARRANTS — 0.0%
	Energy and Utilities: Services — 0.0%
539	Weatherford International plc, expire 12/13/23†	$151

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 9.4%
$10,715,000	U.S. Treasury Bills, 0.020% to 1.613%††, 04/23/20 to 09/17/20	10,713,242

	TOTAL INVESTMENTS — 100.0% (Cost $134,203,598)	$113,975,030

(a)

At March 31, 2020, the Fund held an investment in a restricted and illiquid security amounting to $27,357 or 0.02% of the Fund’s total investments, which was valued under methods approved by the Board of Trustees as follows:

Acquisition Shares	Issuer	Acquisition Dates	Acquisition Cost	03/31/20 Carrying Value Per Share
175,000	Wow Unlimited Media Inc.	06/05/18-03/18/19	$163,334	$0.1563

(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)	Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
ADR	American Depositary Receipt
CVR	Contingent Value Right
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

Geographic Diversification	% of Total Investments	Market Value
United States	48.0%	$54,740,900
Europe	35.7	40,715,533
Japan	7.7	8,781,825
Canada	5.2	5,861,173
Asia/Pacific	2.8	3,142,979
Latin America	0.6	732,620

Total Investments	100.0%	$113,975,030

5